PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
PREPAYMENTS AND OTHER RECEIVABLES

8. PREPAYMENTS AND OTHER RECEIVABLES

Prepayments and other receivables consists of the following as of March 31, 2022 and 2021:

	2022	2021
Prepayment	14,046	-
Deposit	64,653	155,830
Receivable of consideration on disposal of subsidiaries	269,798	258,929
Other receivables	226,713	269,402
	$575,210	$684,161